Income tax and social contribution (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of income tax and social contribution

	2023	2022

Provision for income tax and social contribution payable	2	51
Uncertain income tax and social contribution	223	-
Special Federal Program (i)	127	-
	352	51

Current liabilities	82	51
Non-current liabilities	270	-

(i)	Company decided to include CSLL debts in the Special Federal Program (established by Law No. 14,740, of November 29, 2023, and regulated by RFB Normative Instruction No. 2,168, of December 28, 2023) which granted benefits such as reduction in fines and interest, in addition to the possibility of payment using tax losses and a negative CSLL basis, as well as payment in up to 48 installments. The gains arising from these discounts will not be taxed by IRPJ/CSLL/PIS/COFINS as provided in the legislation.

Schedule of reconciliation of income and social contribution tax expense

	2023	2022	2021

Income (loss) before income tax and social contribution (Continued operations)	(332)	(1,315)	(570)
Credit (expense) of Income tax and social contribution expense at the nominal rate	113	447	143
Tax penalties	(27)	(10)	(14)
Share of profit of associates	261	(51)	(14)
Interest on own capital	-	24	114
Tax benefits	4	11	4
Tax credits (*)	144	113	143
Subsidy for investments (**)	-	138	427
Tax on results earned abroad	-	(9)	(7)
Provision for non-realization of tax losses	-	-	(51)
Recognition of negative bases (***)	305	(180)	-
Deferred taxes not recognized on tax losses(****)	(400)	-	-
Other permanent differences	18	(29)	(20)
Effective income tax and social contribution expense	418	454	725

Credit (expense) income tax and social contribution expense for the year:
Current	(193)	174	192
Deferred	611	280	533
Credit (expense) income tax and social contribution expense	418	454	725
Effective rate	125.90%	34.52%	127.19%
(*)	In September 2021, the Federal Supreme Court (STF) ruled, in terms of general repercussion, for the unconstitutionality of the collection of IRPJ and CSLL on amounts related to Selic interest arising from tax overpayments.
(**)	Certain Company operations benefit from state tax incentives which, pursuant to article 30 of Law No. 12,973/14 and Complementary Law No. 160/17, could be characterized as investment subsidies.
(***)	As mentioned in notes 20 and 21, the STF decided by the limits of the res judicata leading the Company to be subject to a global rate of 34% for income tax and CSLL. Thus, the effects above represent: i) the effect of the contingency recorded on the matter, and ii) the estimate of the balances of negative basis (net operating losses) of CSLL and taxes on profits abroad considering the new rate. In 2023, the Company and its advisors assessed the probability of incurring a fine and interest for non-payment of the CSLL and proceeded with the reversal in the amount of R$305.
(****)	The Company ceased recording the tax loss credit in the second quarter of 2023. On December 31, 2023, the Company's management prepared an assessment of the feasibility of realizing the deferred tax asset in the future, considering the probable capacity to generate taxable profits, in the context of the main variables of its business. This study was prepared based on information extracted from the strategic planning report previously approved by the Company's Board of Directors. Based on this assessment, the Company recorded a write-off of R$268 on the deferred income tax and social contribution balances.

Schedule of breakdown of deferred income tax and social contribution

	2023			2022
	Asset	Liability	Net	Asset	Liability	Net

Tax losses and negative basis of social contribution	995	-	995	987	-	987
Provision for risks	783	-	783	723	-	723
Goodwill tax amortization	-	(381)	(381)	-	(381)	(381)
Mark-to-market adjustment	-	(8)	(8)	-	(14)	(14)
Fixed assets, tradename and investment property	-	(330)	(330)	-	(322)	(322)
Unrealized gains with tax credits	-	(366)	(366)	-	(393)	(393)
Leasing / (right of use)	1,431	(1,110)	321	1,328	(1,055)	273
Other	64	-	64	49	-	49
Deferred income tax and social contribution	3,273	(2,195)	1,078	3,087	(2,165)	922

Off-set assets and liabilities	(2,195)	2,195	-	(2,165)	2,165
Deferred income tax and social contribution assets/(liabilities), net	1,078	-	1,078	922	-	922

Schedule of estimates the recovery of the deferred tax assets

Up to one year	242
From 1 to 2 years	322
From 2 to 3 years	258
From 3 to 4 years	302
From 4 to 5 years	319
Above 5 years	1,830
3,273

Schedule of changes in deferred income tax and social contribution

	2023	2022	2021
Opening balance	922	(354)	(1,034)
Credit (expense) for the year – Continuing operations	611	280	533
Credit (expense) for the year - Discontinued operations	(24)	(851)	143
Exchange rate changes	-	231	13
Assets held for sale or distribution and discontinued operations	101	1,016	-
Other	-	-	(9)
Recognition of Negative Base - CSLL	(305)	600	-
Fair value - exchange of shares	-	(227)	-
Liabilities related to assets held for sale or distribution	(227)	227	-
At the end of the period	1,078	922	(354)